PROPERTY AND EQUIPMENT	12 Months Ended
Apr. 01, 2012
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

Property and equipment, net consists of (in thousands):

	April 1,	March 27,
	2012	2011

Land	$14,414	$14,414
Buildings	44,153	43,813
Leasehold improvements	190,929	190,066
Restaurant furniture, fixtures and equipment	51,726	52,612
	301,222	300,905
Less: Accumulated depreciation and amortization	131,351	118,784
	169,871	182,121
Construction in progress	2,172	871
	$172,043	$182,992

In fiscal year 2012, we disposed of $7.1 million of assets (and related accumulated depreciation of $6.8 million), primarily in connection with store renovations and closures and the move of our corporate office. In fiscal year 2011, we wrote off of $3.7 million of fully depreciated assets.